Property, Equipment and Software - Schedule of Property, Equipment and Software (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 19,373	$ 18,769	$ 15,774
Less: Accumulated depreciation and amortization	(15,051)	(14,632)	(13,158)
Property, equipment and software, net	4,322	4,137	2,616
Software
Property, Plant and Equipment [Line Items]
Total	353	352	298
Probe cards and photomasks
Property, Plant and Equipment [Line Items]
Total	12,766	12,512	10,083
Equipment
Property, Plant and Equipment [Line Items]
Total	5,050	4,713	4,386
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	913	903	728
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	$ 291	$ 289	$ 279